Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Accumulated Depreciation [Abstract]
Depreciation and amortization	$ (1,903)	$ (9,713)	$ (9,078)
Vessels [Member]
Cost [Abstract]
Beginning balance		112,375	38,769
Additions		46,421	95,051
Disposals		(19,753)	(21,445)
Transfer to "Vessel held for sale"		(18,500)	0
Ending balance	38,769	120,543	112,375
Accumulated Depreciation [Abstract]
Beginning balance		(7,556)	(1,257)
Depreciation and amortization		(7,982)	(7,101)
Disposals		1,486	802
Transfer to "Vessel held for sale"		4,098	0
Ending balance	$ (1,257)	(9,954)	(7,556)
Net book value		$ 110,589	$ 104,819